Prepaid Expenses And Other Current Assets	12 Months Ended
Jun. 30, 2011
Prepaid Expenses And Other Current Assets [Abstract]
Prepaid Expenses And Other Current Assets
7.	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of June 30,
	2010	2011	2011
	RMB	RMB	US$
Subsidy receivables	22,025,225	551,509	85,327
VAT recoverable	23,947,768	439,332	67,971
Advances to suppliers	10,424,981	341,621	52,854
Prepaid advertising expenses	1,075,383	—	—
Staff advances	1,301,939	1,550,623	239,905
Interest receivable	206,536	3,311	512
Rental deposits and prepayments	931,516	2,779,234	430,004
Advances to the Board Secretary of the Company	170,000	2,800	433
Deposits for shares buy back	1,738,511	—	—
Advances to branches employees	2,208,199	—	—
Others	5,724,325	6,915,038	1,069,845

	69,754,383	12,583,468	1,946,851